Stock-Based Compensation and Equity - Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 3,868	$ 3,121	$ 1,936
Operating expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	68	71	63
Selling expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	(127)	578	185
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	3,927	$ 2,472	$ 1,688
Executive Officer | General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 2,200